ACCOUNTS AND OTHER RECEIVABLES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Selling, general and administrative expense | Trade receivables | Less: expected credit losses
Disclosure of detailed information about financial instruments [line items]
Impairment loss recognised in profit or loss	$ 274	$ 4,222